As filed with the Securities and Exchange Commission on October 17, 2012

Securities Act File No. 333-172601

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☒	Pre-Effective Amendment No. 8
☐	Post-Effective Amendment No. __

MONROE CAPITAL CORPORATION

(Exact Name of Registrant as Specified in Charter)

311 South Wacker Drive, Suite 6400

Chicago, Illinois 60606

(Address of Principal Executive Offices)

(312) 258-8300

(Registrant’s Telephone Number, including Area Code)

Theodore L. Koenig

Chief Executive Officer

311 South Wacker Drive, Suite 6400

Chicago, Illinois 60606

(Name and Address of Agent for Service)

WITH COPIES TO:

Jonathan H. Talcott Nelson Mullins Riley & Scarborough LLP 101 Constitution Avenue, NW, Suite 900 Washington, DC 20001 Telephone: (202) 712-2806 Facsimile: (202) 712-2856	Steven B. Boehm Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, NW Washington, DC 20004-2415 Telephone: (202) 383-0100 Facsimile: (202) 637-3593	Thomas J. Friedmann Dechert LLP 1775 I Street, NW Washington, DC 20006-2401 Telephone: (202) 261-3300 Facsimile: (202) 261-3333

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box):

☐when declared effective pursuant to section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Stock, par value $0.001 per share	$80,000,000	$9,168

(1)	Includes the underwriters’ over-allotment option.
(2)	Estimated pursuant to Rule 457(o) under the Securities Act of 1933 solely for purpose of determining the registration fee. Amount previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Amendment No. 8 to the Registration Statement on Form N-2 of Monroe Capital Corporation is being filed solely for the purpose of filing exhibits as set forth in Item 25(2) of Part C of this Registration Statement and to update the information in Item 28 of Part C of this Registration Statement.

MONROE CAPITAL CORPORATION

PART C

Other Information

Item 25. Financial Statements and Exhibits

(1) Financial Statements

The following financial statements are included in Part A “Information Required to be in the Prospectus” of the Registration Statement.

(2) Exhibits

(a)(1)	Amended and Restated Articles of Incorporation of Monroe Capital Corporation(1)

(b)(1)	Bylaws of Monroe Capital Corporation(1)

(c)	Not applicable

(d)	Form of Stock Certificate of Monroe Capital Corporation(1)

(e)	Dividend Reinvestment Plan(1)

(f)	Not applicable

(g)	Investment Advisory Agreement between Registrant and MC Advisors(1)

(h)	Form of Underwriting Agreement(1)

(i)	Not applicable

(j)	Form of Custodian Agreement(1)

(k)(1)	Administration Agreement between Registrant and MC Management(1)

(k)(2)	License Agreement between the Registrant and Monroe Capital, LLC(1)

(l)	Opinion and Consent of Nelson Mullins Riley & Scarborough LLP(1)

(m)	Not applicable

(n)(1)	Consent of McGladrey LLP(4)

(n)(2)	Consent of Proposed Director – Robert S. Rubin(3)

(n)(3)	Consent of Proposed Director – Jeffrey A. Golman(2)

(n)(4)	Consent of Proposed Director – Jeffrey D. Steele(2)

(o)	Not applicable

(p)	Not applicable

(q)(1)	Joint Code of Ethics of Registrant and MC Advisors(1)

(1)	Filed herewith.
(2)	Previously filed in connection with Monroe Capital Corporation’s registration statement on Form N-2 Pre-Effective Amendment No. 3 (File No. 333-172601) filed on June 23, 2011.
(3)	Previously filed in connection with Monroe Capital Corporation’s registration statement on Form N-2 Pre-Effective Amendment No. 6 (File No. 333-172601) filed on October 5, 2012.
(4)	Previously filed.

Item 26. Marketing Arrangements

The information contained under the heading “Underwriting” on this Registration Statement is incorporated herein by reference.

Item 27. Other Expenses of Issuance and Distribution

Securities and Exchange Commission registration fee	$17,415
FINRA filing fee	$15,500
Nasdaq Global Market listing fees	$25,000
Printing expenses	$150,000	(1)
Legal fees and expenses	$1,000,000	(1)
Accounting fees and expenses	$275,000	(1)
Miscellaneous	$217,085	(1)

Total	$1,700,000	(1)

(1)	These amounts are estimates.

All of the expenses set forth above shall be borne by Monroe Capital BDC Advisors, LLC.

Item 28. Persons Controlled by or Under Common Control

None

Item 29. Number of Holders of Securities

The following table sets forth the approximate number of record holders of our common stock as of September 30, 2012.

Title of Class	Number of Record Holders
Common Stock, $0.001 par value	1

Item 30. Indemnification

Maryland law permits a Maryland corporation to include in its charter a provision limiting the liability of its directors and officers to the corporation and its stockholders for money damages except for liability resulting from (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action. Our articles of incorporation contain such a provision that eliminates directors’ and officers’ liability to the maximum extent permitted by Maryland law, subject to the requirements of the 1940 Act.

Our charter authorizes us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee, from and against any claim or liability to which such person may become subject or which such person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of a final disposition of a proceeding.

Our bylaws obligate us, to the maximum extent permitted by Maryland law and subject to the requirements of the 1940 Act, to indemnify any present or former director or officer or any individual who, while a director or officer and at our request, serves or has served another corporation, real estate investment trust, partnership, joint venture, trust, employee benefit plan or other enterprise as a director, officer, partner or trustee and who is made, or threatened to be made, a party to the proceeding by reason of his or her service in any such capacity from and against any claim or liability to which that person may become subject or which that person may incur by reason of his or her service in any such capacity and to pay or reimburse their reasonable expenses in advance of a final disposition of a proceeding. Our bylaws also provide that, to the maximum extent permitted by Maryland law, with the approval of our board of directors and provided that certain conditions described in our bylaws are met, we may pay certain expenses incurred by any such indemnified person in advance of the final disposition of a proceeding upon receipt of an undertaking by or on behalf of such indemnified person to repay amounts we have so paid if it is ultimately determined that indemnification of such expenses is not authorized under our bylaws.

Maryland law requires a corporation (unless its articles of incorporation provide otherwise, which our articles of incorporation do not) to indemnify a director or officer who has been successful in the defense of any proceeding to which he or she is made, or threatened to be made, a party by reason of his or her service in that capacity. Maryland law permits a corporation to indemnify its present and former directors and officers, among others, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by them in connection with any proceeding to which they may be made, or threatened to be made, a party by reason of their service in those or other capacities unless it is established that (a) the act or omission of the director or officer was material to the matter giving rise to the proceeding and (1) was committed in bad faith or (2) was the result of active and deliberate dishonesty, (b) the director or officer actually received an improper personal benefit in money, property or services or (c) in the case of any criminal proceeding, the director or officer had reasonable cause to believe that the act or omission was unlawful. However, under Maryland law, a Maryland corporation may not indemnify for an adverse judgment in a suit by or in the right of the corporation or for a judgment of liability on the basis that a personal benefit was improperly received, unless in either case a court orders indemnification, and then only for expenses. In addition, Maryland law permits a corporation to advance reasonable expenses to a director or officer upon the corporation’s receipt of (a) a written affirmation by the director or officer of his or her good faith belief that he or she has met the standard of conduct necessary for indemnification by the corporation and (b) a written undertaking by him or her or on his or her behalf to repay the amount paid or reimbursed by the corporation if it is ultimately determined that the standard of conduct was not met.

The Investment Advisory Agreement provides that, absent willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, MC Advisors and its and its affiliates’ officers, directors, members, managers, stockholders and employees are entitled to indemnification from us for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of MC Advisors’ services under the Investment Advisory Agreement.

The Administration Agreement provides that, absent willful misfeasance, bad faith or negligence in the performance of its duties or by reason of the reckless disregard of its duties and obligations, MC Management and its and its affiliates’ officers, directors, members, managers, stockholders and employees are entitled to indemnification from us for any damages, liabilities, costs and expenses (including reasonable attorneys’ fees and amounts reasonably paid in settlement) arising from the rendering of MC Management’s services under the Administration Agreement or otherwise as our administrator.

We have agreed to indemnify the underwriters against certain liabilities, including liabilities under the Securities Act.

Insofar as indemnification for liability arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, we have been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by us of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, we will, unless in the opinion of our counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by us is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Advisor.

A description of any other business, profession, vocation or employment of a substantial nature in which MC Advisors, and each managing director, director or executive officer of MC Advisors, is or has been during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, partner or trustee, is set forth in Part A of this Registration Statement in the sections entitled “Management.” Additional information regarding the MC Advisors and its officers and directors is set forth in its Form ADV, as filed with the SEC
(File No. 801-72323), and is incorporated herein by reference.

Item 32. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules thereunder are maintained at the offices of:

(1)	Monroe Capital Corporation, 311 South Wacker Drive, Suite 6400, Chicago, Illinois 60606;

(2)	the Transfer Agent, American Stock Transfer & Trust Company, LLC 59 Maiden Lane, Plaza Level, New York, New York 10038;

(3)	the Custodian, US Bank National Association, Corporate Trust Services, One Federal Street, 3rd Floor, Boston, Massachusetts 02110; and

(4)	Monroe Capital BDC Advisors, LLC, 311 South Wacker Drive, Suite 6400, Chicago, Illinois 60606.

Item 33. Management Services

Not Applicable.

Item 34. Undertakings

(1)	We undertake to suspend the offering of shares until the prospectus is amended if (a) subsequent to the effective date of the registration statement, our net asset value declines more than 10% from our net asset value as of the effective date of the registration statement; or (b) the net asset value increases to an amount greater than the net proceeds as stated in the prospectus.

(2)	Not applicable.

(3)	Not applicable.

(4)	Not applicable.

(5)	We undertake that:

(a)	For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by us pursuant to Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

(b)	For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(6)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Amendment No. 8 to the Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois, on the 17th day of October, 2012.

Monroe Capital Corporation

By:	/s/ Theodore L. Koenig
	Name:	Theodore L. Koenig
	Title:	Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 8 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Theodore L. Koenig	Chairman, Chief Executive Officer and director	October 17, 2012
Theodore L.Koenig	(Principal Executive Officer)

/s/ Aaron D. Peck Aaron D. Peck	Chief Financial Officer, Chief Investment Officer, Chief Compliance Officer and director	October 17, 2012
(Principal Financial and Accounting Officer)